Restructuring Activities	6 Months Ended
Jun. 30, 2025
Restructuring and Related Activities [Abstract]
Restructuring Activities

17. Restructuring activities

A summary and description of the amounts included within "Restructuring and other costs" for each of the periods presented is included below. We do not include Restructuring and others costs within Segment Adjusted EBITDA (as defined in Note 16).

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
Transaction related costs (1)	$104	$—	$463	$15
Restructuring (2)	1,080	383	4,590	559
Other (3)	4,713	345	8,629	606
Restructuring and other costs	$5,897	$728	$13,682	$1,180

(1)
For the six months ended June 30, 2025, transaction costs primarily relate to the disposal of the direct marketing payment processing business line mainly related to legal fees.
(2)
For the three and six months ended June 30, 2025, restructuring mainly relates to costs incurred on transformation projects to improve merchant platforms as well as finance and risk processes. These transformation projects are expected to be completed by 2027. For the three and six months ended June 30, 2024, restructuring mainly relates to relocation costs.
(3)
Other costs mainly relate to the securities litigation against the Company and indemnities provided by the Company in the related class action lawsuit (See Note 14).

From time to time, the Company incurs severance expense related to various initiatives. In the first quarter of 2025, the Company initiated, and substantially completed, a workforce reduction in connection with cost reduction initiatives and to improve organizational efficiency. In connection with this initiative, the Company incurred severance expense associated with one-time termination benefits and ongoing post employment benefit arrangements of $5,570, all of which was recognized in the first quarter. The Company also incurred severance expenses related to various discrete initiatives in the current and prior year. The associated severance expense is recorded in "Selling, general and administrative" within the unaudited consolidated condensed statement of comprehensive loss.

The total amount of severance expense associated with the Company's one-time termination benefits and ongoing benefits arrangements by segment in each period presented is as follows:

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
Digital Wallets	$582	$139	$2,767	$1,645
Merchant Solutions	271	300	2,510	1,528
Unallocated corporate costs	—	79	1,146	252
Total severance expense - selling, general and administrative (1)	$853	$518	$6,423	$3,425

(1)
As of June 30, 2025 and December 31, 2024, the severance liability was $1,104 and $417, respectively.